Pension Plans (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Allocation Of Plan Assets
The range of targeted asset allocations for our U.S. plans for 2018 and 2017, by asset class, are as follows:

Domestic Plans	2018 Targeted		2017 Targeted
	Percentage Range		Percentage Range
	Minimum	Maximum	Minimum	Maximum
Cash and cash equivalents	—%	—%	—%	—%
Equity funds and securities	50%	53%	52%	55%
Fixed income funds and securities	37%	40%	44%	47%
Real estate funds	1%	1%	1%	1%
Other	9%	9%	—%	—%

The range of targeted asset allocations for our International plans for 2018 and 2017, by asset class, are as follows:

International Plans	2018 Targeted		2017 Targeted
	Percentage Range		Percentage Range
	Minimum	Maximum	Minimum	Maximum
Equity funds and securities	—%	60%	—%	60%
Fixed income funds and securities	—%	100%	—%	100%
Hedge funds	—%	35%	—%	35%
Real estate funds	—%	10%	—%	10%
Other	—%	20%	—%	20%

Schedule of Obligations under the deferred compensation plan
The following table presents our obligations under our employee deferred compensation plan included in "Employee compensation and benefits" in our consolidated balance sheets.

	December 31,
Dollars in millions	2017	2016
Deferred compensation plans obligations	$68	$70

Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Changes In Projected Benefit Obligations
Plan assets, expenses and obligations for retirement plans are presented in the following tables.

	United States	Int’l	United States	Int’l
Dollars in millions	2017		2016
Change in projected benefit obligations:
Projected benefit obligations at beginning of period	$75	$1,970	$75	$1,849
Acquisitions	—	—	12	3
Service cost	—	1	—	1
Interest cost	3	53	3	63
Foreign currency exchange rate changes	—	186	—	(304)
Actuarial (gain) loss	3	(78)	—	448
Other	—	(1)	—	(1)
Benefits paid	(4)	(85)	(15)	(89)
Projected benefit obligations at end of period	$77	$2,046	$75	$1,970
Change in plan assets:
Fair value of plan assets at beginning of period	$56	$1,463	$59	$1,532
Acquisitions	—	—	8	—
Actual return on plan assets	7	119	3	235
Employer contributions	1	36	1	40
Foreign currency exchange rate changes	—	141	—	(255)
Benefits paid	(4)	(85)	(15)	(89)
Other	(1)	(1)	—	—
Fair value of plan assets at end of period	$59	$1,673	$56	$1,463
Funded status	$(18)	$(373)	$(19)	$(507)

Schedule Of Amounts Recognized On Consolidated Balance Sheet

	United States	Int’l	United States	Int’l
Dollars in millions	2017		2016
Amounts recognized on the consolidated balance sheets
Pension obligations	$18	$373	$19	$507

Components Of Net Periodic Benefit Cost
Net periodic cost

	United States	Int’l	United States	Int’l	United States	Int’l
Dollars in millions	2017		2016		2015
Components of net periodic benefit cost
Service cost	$—	$1	$—	$1	$—	$2
Interest cost	3	53	3	63	2	76
Expected return on plan assets	(3)	(77)	(3)	(87)	(3)	(97)
Settlements/curtailments	—	—	1	—	—	—
Recognized actuarial loss	1	30	1	28	5	43
Net periodic benefit cost	$1	$7	$2	$5	$4	$24

Schedule Of Amounts In Accumulated Other Comprehensive Income (Loss)
The amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2017 and 2016, net of tax were as follows:

	United States	Int’l	United States	Int’l
Dollars in millions	2017		2016
Unrecognized actuarial loss, net of tax of $10 and $217, and $10 and $244, respectively	$22	$638	$24	$761
Total in accumulated other comprehensive loss	$22	$638	$24	$761

Schedule Of Amounts In Accumulated Other Comprehensive Income To Be Amortized Into Net Periodic Benefit Cost In 2014
Estimated amounts that will be amortized from accumulated other comprehensive income, net of tax, into net periodic benefit cost in 2018 are as follows:

Dollars in millions	United States	Int’l
Actuarial loss	$1	$22
Total	$1	$22

Schedule Of Weighted-Average Assumptions

Weighted-average assumptions used to determine net periodic benefit cost
	United States	Int'l	United States	Int'l	United States	Int'l
	2017		2016		2015
Discount rate	3.73%	2.60%	3.42%	3.75%	2.89%	3.65%
Expected return on plan assets	6.01%	5.40%	5.00%	6.10%	4.81%	6.25%

Weighted-average assumptions used to determine benefit obligations at measurement date
	United States	Int'l	United States	Int'l
	2017		2016
Discount rate	3.33%	2.50%	3.73%	2.60%

Schedule Of Allocation Of Plan Assets

The target asset allocation for our U.S. and International plans for 2018 is as follows:

Asset Allocation	2018 Targeted
	United States	Int'l
Equity funds and securities	51%	30%
Fixed income funds and securities	39%	50%
Hedge funds	—%	—%
Real estate funds	1%	5%
Other	9%	15%
Total	100%	100%

A summary of total investments for KBR’s pension plan assets measured at fair value is presented below.

	Fair Value Measurements at Reporting Date
Dollars in millions	Total	Level 1	Level 2	Level 3
Asset Category at December 31, 2017
United States plan assets
Investments measured at net asset value (a)	$59	$—	$—	$—
Total United States plan assets	$59	$—	$—	$—
International plan assets
Equities	$60	$34	$—	$26
Fixed income	5	—	—	5
Real estate	3	—	—	3
Cash and cash equivalents	8	8	—	—
Other	40	—	—	40
Investments measured at net asset value (a)	1,557	—	—	—
Total international plan assets	$1,673	$42	$—	$74
Total plan assets at December 31, 2017	$1,732	$42	$—	$74

	Fair Value Measurements at Reporting Date
Dollars in millions	Total	Level 1	Level 2	Level 3
Asset Category at December 31, 2016
United States plan assets
Investments measured at net asset value (a)	$56	$—	$—	$—
Total United States plan assets	$56	$—	$—	$—
International plan assets
Equities	$76	$60	$—	$16
Fixed income	12	—	—	12
Real estate	4	—	—	4
Cash and cash equivalents	8	8	—	—
Other	50	—	—	50
Investments measured at net asset value (a)	1,313	—	—	—
Total international plan assets	$1,463	$68	$—	$82
Total plan assets at December 31, 2016	$1,519	$68	$—	$82

Schedule Of Expected Benefit Payments
Benefit payments. The following table presents the expected benefit payments over the next 10 years.

	Pension Benefits
Dollars in millions	United States	Int’l
2018	$5	$56
2019	$5	$57
2020	$5	$58
2021	$5	$60
2022	$5	$61
Years 2023 – 2027	$25	$327

Int’l
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Fair Value Measurement Of Plan Assets Using Significant Unobservable Inputs
The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed each year due to the following:

Dollars in millions	Total	Equities	Fixed Income	Real Estate	Other
International plan assets
Balance as of December 31, 2015	$45	$12	$14	$6	$13
Return on assets held at end of year	14	1	1	1	11
Purchases, sales and settlements	32	5	(1)	(3)	31
Foreign exchange impact	(9)	(2)	(2)	—	(5)
Balance as of December 31, 2016	$82	$16	$12	$4	$50
Return on assets held at end of year	(1)	3	—	(1)	(3)
Return on assets sold during the year	3	—	—	—	3
Purchases, sales and settlements, net	(15)	5	(8)	(1)	(11)
Foreign exchange impact	5	2	1	1	1
Balance as of December 31, 2017	$74	$26	$5	$3	$40